Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 21, 2023	May 31, 2023	May 09, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 18, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 08, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Sep. 08, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 10, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000089019
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (at NAV)
Account Value	$ 16,054	$ 15,800	$ 15,539	$ 15,558	$ 15,739	$ 15,621	$ 15,417	$ 15,430	$ 15,260	$ 15,291	$ 15,069	$ 14,851	$ 14,607	$ 14,474	$ 14,344	$ 14,425	$ 14,302	$ 14,231	$ 14,219	$ 13,804	$ 13,332	$ 13,476	$ 13,540	$ 13,479	$ 13,336		$ 13,122		$ 13,183	$ 13,080	$ 13,010	$ 13,094		$ 12,723	$ 12,786	$ 12,591	$ 12,302	$ 12,598	$ 12,783	$ 12,235		$ 12,878	$ 12,890	$ 13,163	$ 13,192	$ 13,223	$ 13,433	$ 13,259	$ 13,363	$ 13,378		$ 13,352	$ 13,309	$ 13,335	$ 13,207	$ 13,164	$ 13,057	$ 12,944	$ 12,865	$ 12,824	$ 12,630	$ 12,131	$ 12,103	$ 12,189	$ 12,033	$ 11,662	$ 11,541	$ 11,125	$ 10,822	$ 12,219	$ 12,441	$ 12,464		$ 12,251	$ 12,281	$ 12,276	$ 12,241	$ 12,228	$ 12,219	$ 12,003	$ 12,123	$ 11,998	$ 11,923	$ 11,759	$ 11,342	$ 11,570	$ 11,633	$ 11,797	$ 11,736	$ 11,669	$ 11,559	$ 11,536	$ 11,502	$ 11,413	$ 11,443	$ 11,498	$ 11,405	$ 11,365	$ 11,402	$ 11,366	$ 11,297	$ 11,290	$ 11,203	$ 11,197	$ 11,105	$ 11,001	$ 11,006	$ 10,882	$ 10,776	$ 10,581	$ 10,544	$ 10,526	$ 10,420	$ 10,272	$ 10,104	$ 10,017	$ 9,927	$ 9,621	$ 9,261	$ 9,253	$ 9,408	$ 9,580	$ 9,790	$ 9,583	$ 9,785	$ 9,943	$ 10,000
C000079103
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (at NAV)
Account Value	$ 12,975	12,902	12,956	12,845	12,713	12,551	12,427	12,464	12,408	12,491	12,361	12,286	12,159	12,089	11,961	11,992	11,924	11,969	11,914	11,773	11,637	11,600	11,636	11,631	11,579		11,616		11,714	11,692	11,452	11,514		11,425	11,461	11,407	11,294	11,697	11,901	11,662		11,874	11,846	11,874	11,970	11,837	11,931	11,906	11,880	11,803		11,813	11,816	11,641	11,652	11,566	11,454	11,396	11,394	11,324	11,209	11,136	11,166	11,189	11,060	10,975	10,887	10,795	10,658	10,843	10,795	10,742		10,656	10,652	10,631	10,659	10,601	10,602	10,536	10,467	10,422	10,334	10,328	10,245	10,228	10,223	10,273	10,304	10,252	10,276	10,252	10,221	10,230	10,175	10,185	10,226	10,204	10,230	10,214	10,234	10,204	10,173	10,224	10,234	10,238	10,218	10,218	10,160	10,127	10,197	10,199	10,116	10,158	10,174	10,056	10,079	10,081	9,968	9,944	9,865	9,902	9,927	9,929	9,935	9,975	10,000
C000079104
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (at NAV)
Account Value	$ 11,393	11,202	11,393	11,725	11,874	11,337	11,124	11,765	11,704	12,224	11,913	11,765	11,367	11,264	10,863	11,444	11,366	11,619	11,629	10,993	10,220	10,690	11,459	11,859	12,068		11,994		12,217	12,252	11,831	12,155		11,571	11,918	11,280	11,049	12,984	13,576	12,483		13,420	14,240	15,387	15,947	15,880	16,915	17,004	16,322	15,930		16,259	16,283	15,612	15,047	14,725	14,394	14,713	15,647	15,809	15,705	15,237	15,511	15,565	15,718	14,728	14,542	14,646	13,820	13,899	13,520	12,629		12,802	12,666	12,782	13,203	12,179	12,026	12,039	11,457	11,504	10,953	11,058	10,767	10,623	10,498	11,081	11,403	11,334	11,446	11,248	11,261	11,243	10,994	11,442	11,627	11,215	11,056	10,988	11,140	10,817	10,811	10,959	10,962	10,860	10,926	10,762	10,623	10,724	11,244	11,515	11,522	11,517	11,125	10,554	10,710	10,669	10,262	9,991	9,701	9,936	9,932	9,741	10,009	10,270	10,000
C000080240
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (at NAV)
Account Value	$ 8,295	8,003	8,451	8,776	9,072	8,332	8,395	9,359	9,126	9,839	9,631	9,302	8,898	8,676	8,348	9,286	9,222	9,469	9,952	8,813	7,598	8,372	9,548	10,054	10,468		10,342		10,814	10,825	10,260	10,937		9,871	10,251	9,325	10,382	11,657	12,289	12,015		12,191	12,724	14,694	15,679	16,031	16,873	17,416	16,733	15,962		16,609	16,668	15,869	14,870	14,848	14,359	15,500	16,840	17,754	18,070	17,633	18,530	18,346	19,840	18,604	18,502	19,222	18,923	17,362	15,844	14,251		15,019	15,029	15,284	15,926	13,531	13,484	13,386	12,097	12,504	11,563	11,786	11,757	10,850	10,608	11,226	11,716	11,565	11,810	11,649	11,313	11,644	11,152	11,752	12,283	11,907	11,712	11,707	12,073	11,504	11,683	11,470	11,156	10,963	11,118	10,849	10,768	10,831	12,258	13,171	13,515	13,624	13,109	11,929	11,739	11,919	11,942	11,444	10,617	10,616	10,735	10,818	10,602	10,717	10,000
C000102215
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Active Bond Exchange-Traded Fund (at NAV)
Account Value	$ 12,274	12,060	12,144	12,139	12,147	11,856	11,776	11,978	11,810	12,118	11,964	11,795	11,518	11,400	11,190	11,458	11,342	11,475	11,464	11,036	10,535	10,752	11,031	11,085	11,078		11,101		11,185	11,119	10,950	11,180		10,781	10,794	10,404	10,581	11,085	11,386	11,092		11,359	11,358	11,806	12,202	12,366	12,610	12,628	12,607	12,643		12,732	12,742	12,599	12,498	12,475	12,352	12,512	12,660	12,685	12,613	12,448	12,502	12,496	12,535	12,327	12,154	12,060	11,804	12,204	12,019	11,785		11,798	11,790	11,759	11,806	11,576	11,529	11,393	11,228	11,207	11,016	10,993	10,843	10,668	10,619	10,707	10,758	10,685	10,676	10,671	10,607	10,687	10,632	10,730	10,826	10,776	10,783	10,770	10,810	10,701	10,633	10,635	10,576	10,501	10,484	10,410	10,334	10,252	10,507	10,561	10,519	10,521	10,425	10,283	10,266	10,223	10,076	10,116	10,022	10,056	10,076	10,020	10,024	10,102	10,000
C000079102
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (at NAV)
Account Value	$ 12,827	12,705	12,772	12,774	12,695	12,411	12,246	12,459	12,399	12,645	12,461	12,362	12,149	12,064	11,856	12,051	11,972	12,094	12,047	11,752	11,437	11,537	11,767	11,876	11,881		11,903		12,040	12,037	11,719	11,866		11,632	11,751	11,540	11,383	12,227	12,572	12,008		12,421	12,572	12,892	13,134	13,013	13,331	13,303	13,158	13,022		13,132	13,156	12,808	12,697	12,551	12,365	12,406	12,644	12,612	12,476	12,322	12,411	12,451	12,349	12,048	11,923	11,866	11,559	11,712	11,594	11,323		11,285	11,265	11,275	11,412	11,130	11,093	11,012	10,812	10,788	10,571	10,592	10,439	10,385	10,332	10,497	10,607	10,540	10,596	10,527	10,497	10,509	10,403	10,517	10,622	10,508	10,493	10,466	10,545	10,432	10,382	10,477	10,481	10,427	10,429	10,384	10,291	10,294	10,525	10,593	10,514	10,557	10,473	10,229	10,307	10,285	10,097	9,980	9,812	9,922	9,936	9,903	9,957	10,065	10,000
C000117167
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Enhanced Low Duration Active Exchange-Traded Fund (at NAV)
Account Value	$ 12,535	12,458	12,458	12,409	12,366	12,268	12,196	12,142	12,086	12,130	12,035	11,947	11,823	11,762	11,673	11,703	11,647	11,675	11,599	11,459	11,342	11,309	11,296	11,245	11,180		11,219		11,237	11,198	11,090	11,143		11,062	11,004	10,937	11,007	11,112	11,155	11,120		11,232	11,187	11,229	11,415	11,493	11,571	11,588	11,615	11,654		11,647	11,644	11,633	11,645	11,636	11,626	11,633	11,639	11,607	11,573	11,591	11,544	11,516	11,497	11,454	11,307	11,198	10,997	11,313	11,212	11,110		11,072	11,065	11,036	11,027	10,982	10,933	10,885	10,851	10,807	10,760	10,704	10,647	10,641	10,644	10,623	10,600	10,573	10,547	10,531	10,506	10,491	10,495	10,490	10,506	10,515	10,522	10,491	10,464	10,441	10,434	10,407	10,380	10,352	10,335	10,306	10,286	10,265	10,309	10,289	10,268	10,242	10,175	10,159	10,108	10,057	9,959	9,975	10,002	10,025	10,021	9,942	9,980	10,017	10,000
C000215593
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (at NAV)
Account Value	$ 11,683	11,635	11,588	11,549	11,511	11,465	11,414	11,373	11,323	11,283	11,225	11,169	11,112	11,064	11,007	10,958	10,903	10,849	10,787	10,725	10,663	10,617	10,570	10,522	10,467		10,424		10,389	10,341	10,301	10,273		10,205	10,165	10,109	10,117	10,144	10,136	10,108		10,141	10,137	10,156	10,216	10,235	10,252	10,254	10,256	10,264		10,265	10,264	10,255	10,256	10,246	10,235	10,239	10,241	10,232	10,223	10,210	10,207	10,196	10,183	10,154	10,101	10,043	9,961	10,084	10,058	10,023	$ 10,000
C000080241
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (at NAV)
Account Value	$ 12,643	12,593	12,532	12,505	12,466	12,417	12,364	12,314	12,258	12,203	12,146	12,090	12,035	11,985	11,923	11,868	11,803	11,747	11,677	11,615	11,560	11,508	11,448	11,388	11,319		11,254		11,193	11,137	11,115	11,091		10,997	10,942	10,879	10,898	10,925	10,907	10,875		10,928	10,926	10,960	11,050	11,077	11,103	11,107	11,113	11,126		11,128	11,127	11,119	11,119	11,110	11,100	11,112	11,115	11,103	11,092	11,081	11,074	11,067	11,049	11,021	10,951	10,872	10,708	10,981	10,964	10,925		10,903	10,883	10,856	10,833	10,809	10,782	10,755	10,725	10,690	10,656	10,623	10,575	10,573	10,567	10,552	10,533	10,507	10,485	10,470	10,447	10,428	10,417	10,409	10,396	10,385	10,378	10,360	10,344	10,328	10,310	10,293	10,277	10,262	10,246	10,223	10,203	10,192	10,181	10,165	10,152	10,126	10,103	10,093	10,071	10,038	10,004	10,010	10,004	10,008	9,999	9,984	10,000	10,003	10,000
C000080245
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (at NAV)
Account Value	$ 12,413	12,310	12,316	12,355	12,546	12,407	12,346	12,476	12,316	12,482	12,373	12,281	12,184	12,030	12,039	12,161	12,153	12,140	12,155	11,865	11,314	11,402	11,650	11,744	11,716		11,636		11,715	11,715	11,513	11,719		11,459	11,416	11,019	11,093	11,409	11,600	11,347		11,485	11,356	11,629	11,957	12,012	12,294	12,287	12,213	12,243		12,333	12,368	12,283	12,259	12,223	12,130	12,089	12,258	12,197	12,121	11,988	12,009	12,011	12,036	11,861	11,758	11,415	11,518	11,904	11,791	11,621		11,582	11,562	11,550	11,627	11,484	11,398	11,350	11,192	11,157	11,025	10,958	10,857	10,747	10,646	10,708	10,763	10,743	10,711	10,697	10,604	10,634	10,612	10,649	10,738	10,664	10,723	10,696	10,730	10,646	10,579	10,603	10,485	10,408	10,375	10,319	10,272	10,209	10,565	10,661	10,683	10,661	10,652	10,512	10,507	10,439	10,424	10,414	10,292	10,229	10,192	10,133	10,064	10,046	10,000
C000089022
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (at NAV)
Account Value	$ 13,596	13,340	13,349	13,349	13,386	13,107	13,027	13,259	13,087	13,392	13,178	12,974	12,666	12,583	12,354	12,646	12,503	12,688	12,675	12,180	11,532	11,744	12,040	12,120	12,071		12,045		12,204	12,103	11,767	12,121		11,651	11,700	11,149	11,276	11,856	12,200	11,820		12,144	12,057	12,709	13,035	13,287	13,712	13,725	13,720	13,699		13,846	13,885	13,707	13,469	13,389	13,238	13,470	13,697	13,861	13,791	13,411	13,452	13,496	13,679	13,271	12,991	12,751	12,147	13,040	12,909	12,601		12,568	12,539	12,469	12,540	12,170	12,090	11,812	11,661	11,597	11,300	11,267	11,010	10,852	10,877	11,044	11,071	11,025	10,927	10,968	10,933	11,036	11,023	11,217	11,316	11,221	11,245	11,198	11,219	11,139	11,051	11,010	10,896	10,780	10,804	10,672	10,637	10,562	10,872	10,976	10,995	10,976	10,814	10,581	10,601	10,461	10,173	10,060	10,020	10,110	10,130	10,057	9,986	10,081	10,000
C000240988
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Commodity Strategy Active Exchange-Traded Fund (at NAV)
Account Value	$ 11,614	11,375	11,362	11,960	11,558	11,652	11,268	11,177	11,177	11,223	10,868	10,989	11,304	11,349	11,354	11,171	10,732	10,748	10,531	10,770	10,907	10,939	10,899	10,851	10,092		9,640	$ 10,000
C000249911
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (at NAV)
Account Value	$ 12,232	12,000	12,104	12,091	12,087	11,782	11,721	11,891	11,711	12,043	11,858	11,702	11,402	11,292	11,038	11,357	11,216	11,343	11,356	10,933	10,397	10,673	10,970	11,062	11,071		11,024		11,099	11,016	10,877	11,118		10,744	10,800	10,402	10,584	11,170	11,500	11,155		11,432	11,347	11,805	12,134	12,241	12,384	12,406	12,409	12,422		12,436	12,440	12,361	12,328	12,366	12,288	12,348	12,383	12,317	12,269	12,232	12,195	12,161	12,107	12,052	11,995	11,924	11,774	11,890	11,785	11,698		11,677	11,669	11,628	11,599	11,511	11,478	11,391	11,252	11,261	11,100	11,100	10,994	10,850	10,765	10,820	10,867	10,803	10,798	10,790	10,716	10,752	10,694	10,742	10,852	10,810	10,815	10,811	10,815	10,708	10,665	10,662	10,577	10,515	10,501	10,428	10,397	10,376	10,572	10,573	10,491	10,489	10,447	10,367	10,346	10,305	10,274	10,243	10,135	10,139	10,147	10,140	10,083	10,085	10,000
C000242819
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Multisector Bond Active Exchange-Traded Fund (at NAV)
Account Value	$ 11,854	11,657	11,577	11,586	11,595	11,410	11,297	11,340	11,180	11,357	11,194	11,024	10,774	10,692	10,501	10,664	10,520	10,570	10,517	10,175	9,710	9,844	10,025	10,060	10,008	$ 10,000
C000229173
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (at NAV)
Account Value	$ 10,004	9,932	9,981	10,042	10,213	10,103	10,047	10,183	10,030	10,143	10,032	9,972	9,910	9,769	9,750	9,841	9,816	9,771	9,753	9,501	8,939	9,065	9,304	9,381	9,345		9,238		9,288	9,218	9,084	9,274		8,983	8,974	8,542	8,669	8,997	9,192	8,911		9,143	9,032	9,322	9,648	9,714	10,031	9,998	9,886	9,918	$ 10,000
C000239077
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (at NAV)
Account Value	$ 11,644	11,427	11,263	11,385	11,444	11,293	11,220	11,295	11,198	11,304	11,083	10,879	10,705	10,596	10,368	10,541	10,360	10,314	10,185	9,723	9,173	9,416	9,598	9,721	9,482		9,410		9,472	9,355	9,968	10,164	$ 10,000
C000145158
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Senior Loan Active Exchange-Traded Fund (at NAV)
Account Value	$ 12,745	12,640	12,429	12,424	12,500	12,512	12,444	12,374	12,213	12,103	12,047	11,964	11,876	11,848	11,735	11,657	11,538	11,411	11,389	11,179	10,985	11,014	10,954	10,835	10,690		10,456		10,469	10,385	10,384	10,322		10,082	10,022	9,912	9,810	10,028	9,918	9,636	$ 10,000
C000080242
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Ultra Short Government Active Exchange-Traded Fund (at NAV)
Account Value	$ 11,054	11,018	10,979	10,942	10,905	10,871	10,832	10,788	10,748	10,708	10,658	10,607	10,559	10,516	10,465	10,421	10,374	10,333	10,288	10,240	10,191	10,147	10,102	10,056	10,015	10,000
C000080244
Account Value [Line Items]
Line Graph and Table Measure Name	PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (at NAV)
Account Value	$ 11,784	11,711	11,652	11,661	11,693	11,623	11,568	11,605	11,531	11,594	11,537	11,457	11,380	11,294	11,285	11,317	11,306	11,285	11,281	11,158	10,936	10,933	11,002	11,001	10,973		10,923		10,945	10,948	10,839	10,925		10,801	10,769	10,603	10,625	10,753	10,838	10,741		10,773	10,699	10,799	10,930	10,957	11,067	11,069	11,058	11,067		11,095	11,103	11,076	11,073	11,069	11,042	11,026	11,066	11,037	11,005	10,962	10,966	10,957	10,952	10,896	10,840	10,689	10,714	10,828	10,793	10,733		10,714	10,697	10,674	10,700	10,662	10,616	10,583	10,521	10,509	10,455	10,425	10,377	10,332	10,289	10,296	10,317	10,310	10,290	10,265	10,221	10,235	10,237	10,239	10,236	10,219	10,268	10,267	10,287	10,246	10,205	10,222	10,176	10,150	10,141	10,090	10,037	10,028	10,147	10,161	10,185	10,184	10,167	10,131	10,137	10,113	10,129	10,105	10,063	10,059	10,074	10,050	10,029	10,022	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,238	10,083	10,155	10,116	10,112	9,894	9,842	10,006	9,901	10,153	10,019	9,877	9,651	9,561	9,401	9,645	9,557	9,694	9,720	9,362	8,956	9,100	9,337	9,397	9,404		9,437		9,541	9,484	9,249	9,494		9,211	9,253	8,925	9,042	9,450	9,725	9,493		9,644	9,582	9,960	10,245	10,361	10,589	10,616	10,585	10,587		10,680	10,700	10,582	10,508	10,474	10,392	10,523	10,677	10,755	10,740	10,635	10,683	10,689	10,776	10,617	10,551	10,502	10,319	10,380	10,196	10,004	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,437	12,360	12,352	12,452	12,667	12,542	12,480	12,664	12,449	12,633	12,510	12,412	12,300	12,114	12,150	12,302	12,303	12,287	12,350	12,069	11,349	11,446	11,792	11,964	11,917		11,799		11,902	11,929	11,670	11,940		11,607	11,574	11,057	11,149	11,594	11,854	11,549		11,741	11,569	11,898	12,297	12,341	12,689	12,668	12,561	12,598		12,690	12,736	12,632	12,597	12,560	12,455	12,379	12,579	12,499	12,423	12,239	12,275	12,273	12,331	12,126	12,028	11,657	11,805	12,249	12,093	11,880		11,844	11,814	11,793	11,888	11,704	11,610	11,567	11,410	11,367	11,190	11,131	11,047	10,917	10,797	10,864	10,935	10,907	10,880	10,871	10,748	10,787	10,747	10,779	10,907	10,795	10,853	10,826	10,882	10,799	10,713	10,751	10,583	10,507	10,484	10,412	10,344	10,224	10,620	10,733	10,786	10,772	10,765	10,597	10,568	10,491	10,458	10,441	10,318	10,246	10,206	10,165	10,092	10,072	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 15,542	14,790	13,914	14,009	14,845	15,042	14,634	14,992	14,160	14,290	13,991	13,660	13,496	13,028	12,413	12,941	12,538	11,902	11,706	11,197	10,260	10,480	11,005	11,183	10,835		10,163	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,904	11,723	11,808	11,762	11,757	11,504	11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934		10,973		11,094	11,027	10,754	11,040		10,710	10,759	10,377	10,513	10,988	11,307	11,038		11,214	11,142	11,581	11,912	12,047	12,312	12,343	12,307	12,310		12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632		11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,843	10,679	10,756	10,714	10,710	10,479	10,424	10,598	10,487	10,753	10,611	10,461	10,222	10,126	9,957	10,216	10,122	10,267	10,295	9,916	9,486	9,638	9,890	9,953	9,960	10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 9,804	9,743	9,737	9,816	9,985	9,887	9,838	9,983	9,814	9,959	9,862	9,785	9,696	9,550	9,578	9,698	9,698	9,686	9,736	9,514	8,946	9,023	9,296	9,432	9,394		9,301		9,382	9,404	9,200	9,413		9,150	9,124	8,716	8,789	9,140	9,345	9,104		9,256	9,120	9,380	9,694	9,729	10,003	9,987	9,902	9,931	$ 10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,726	10,564	10,640	10,599	10,595	10,366	10,312	10,483	10,374	10,637	10,497	10,348	10,112	10,017	9,850	10,105	10,013	10,156	10,184	9,809	9,384	9,534	9,783	9,846	9,853		9,888		9,997	9,937	9,691	9,948	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,725	10,563	10,639	10,597	10,593	10,365	10,310	10,482	10,372	10,636	10,496	10,347	10,111	10,016	9,849	10,104	10,012	10,155	10,183	9,808	9,383	9,533	9,782	9,845	9,852		9,887		9,996	9,935	9,689	9,946		9,650	9,693	9,349	9,472	9,900	10,188	9,945	10,000
PIMCO INDEX: Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,843	10,679	10,756	10,714	10,710	10,479	10,424	10,598	10,487	10,753	10,611	10,461	10,222	10,126	9,957	10,216	10,122	10,267	10,295	9,916	9,486	9,638	9,890	9,953	9,960	10,000
PIMCO INDEX: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,437	12,360	12,352	12,452	12,667	12,542	12,480	12,664	12,449	12,633	12,510	12,412	12,300	12,114	12,150	12,302	12,303	12,287	12,350	12,069	11,349	11,446	11,792	11,964	11,917		11,799		11,902	11,929	11,670	11,940		11,607	11,574	11,057	11,149	11,594	11,854	11,549		11,741	11,569	11,898	12,297	12,341	12,689	12,668	12,561	12,598		12,690	12,736	12,632	12,597	12,560	12,455	12,379	12,579	12,499	12,423	12,239	12,275	12,273	12,331	12,126	12,028	11,657	11,805	12,249	12,093	11,880		11,844	11,814	11,793	11,888	11,704	11,610	11,567	11,410	11,367	11,190	11,131	11,047	10,917	10,797	10,864	10,935	10,907	10,880	10,871	10,748	10,787	10,747	10,779	10,907	10,795	10,853	10,826	10,882	10,799	10,713	10,751	10,583	10,507	10,484	10,412	10,344	10,224	10,620	10,733	10,786	10,772	10,765	10,597	10,568	10,491	10,458	10,441	10,318	10,246	10,206	10,165	10,092	10,072	10,000
PIMCO INDEX: ICE BofA 0-5 Year US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year US High Yield Constrained Index
Account Value	$ 16,664	16,404	16,149	16,155	16,327	16,226	16,018	16,037	15,871	15,896	15,639	15,423	15,160	15,025	14,882	14,978	14,844	14,761	14,748	14,324	13,850	14,002	14,070	13,992	13,821		13,615		13,692	13,571	13,491	13,567		13,157	13,218	13,033	12,734	13,065	13,227	12,670		13,342	13,371	13,625	13,687	13,730	13,916	13,744	13,857	13,850		13,810	13,743	13,744	13,615	13,553	13,435	13,336	13,221	13,127	12,896	12,444	12,394	12,457	12,302	11,898	11,740	11,305	10,995	12,493	12,665	12,657		12,426	12,429	12,426	12,398	12,400	12,362	12,172	12,284	12,172	12,098	11,934	11,517	11,754	11,838	11,982	11,908	11,837	11,723	11,681	11,637	11,555	11,571	11,608	11,505	11,468	11,501	11,462	11,377	11,374	11,280	11,264	11,178	11,075	11,084	10,934	10,810	10,617	10,614	10,554	10,462	10,268	10,070	9,963	9,845	9,502	9,144	9,142	9,307	9,529	9,713	9,546	9,733	9,897	10,000
PIMCO INDEX: ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index
Account Value	$ 13,214	13,137	13,194	13,081	12,940	12,776	12,650	12,682	12,625	12,709	12,571	12,496	12,364	12,284	12,157	12,185	12,113	12,160	12,106	11,963	11,826	11,783	11,818	11,813	11,753		11,791		11,895	11,863	11,617	11,686		11,604	11,631	11,572	11,457	11,869	12,076	11,824		12,038	11,999	12,031	12,127	11,992	12,081	12,056	12,029	11,950		11,962	11,960	11,784	11,793	11,697	11,585	11,526	11,524	11,451	11,333	11,258	11,288	11,311	11,174	11,086	10,996	10,903	10,764	10,945	10,895	10,836		10,751	10,743	10,710	10,747	10,682	10,685	10,612	10,546	10,495	10,408	10,396	10,312	10,295	10,291	10,335	10,368	10,313	10,334	10,319	10,279	10,286	10,225	10,234	10,271	10,254	10,275	10,258	10,276	10,243	10,209	10,261	10,268	10,268	10,251	10,240	10,188	10,158	10,220	10,217	10,141	10,178	10,190	10,076	10,094	10,091	9,975	9,949	9,876	9,905	9,927	9,926	9,939	9,964	10,000
PIMCO INDEX: ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 15+ Year U.S. Inflation-Linked Treasury Index
Account Value	$ 11,510	11,308	11,506	11,837	11,984	11,443	11,232	11,879	11,815	12,340	12,024	11,872	11,472	11,358	10,960	11,549	11,466	11,717	11,737	11,097	10,314	10,775	11,549	11,961	12,167		12,094		12,321	12,352	11,922	12,247		11,664	12,018	11,370	11,155	13,121	13,710	12,607		13,551	14,358	15,516	16,065	15,994	17,030	17,119	16,428	16,028		16,359	16,374	15,700	15,136	14,804	14,474	14,787	15,725	15,888	15,781	15,307	15,583	15,636	15,774	14,797	14,608	14,713	13,892	13,965	13,582	12,683		12,864	12,761	12,732	13,289	12,243	12,063	12,053	11,493	11,513	10,974	11,059	10,774	10,623	10,500	11,089	11,457	11,344	11,460	11,335	11,315	11,277	10,998	11,459	11,611	11,218	11,045	10,990	11,128	10,776	10,786	10,962	10,949	10,819	10,909	10,727	10,595	10,716	11,186	11,413	11,480	11,493	11,067	10,566	10,692	10,632	10,247	9,945	9,702	9,877	9,856	9,672	9,989	10,182	10,000
PIMCO INDEX: ICE BofA Long U.S. Treasury Principal STRIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Long U.S. Treasury Principal STRIPS Index
Account Value	$ 8,380	8,082	8,535	8,866	9,161	8,413	8,479	9,456	9,217	9,946	9,732	9,397	8,989	8,765	8,432	9,381	9,312	9,560	10,042	8,897	7,670	8,455	9,648	10,162	10,587		10,457		10,934	10,948	10,377	11,058		10,080	10,372	9,427	10,513	11,815	12,460	12,167		12,343	12,879	14,878	15,883	16,242	17,100	17,650	16,950	16,158		16,809	16,867	16,057	15,044	15,019	14,522	15,674	17,028	17,950	18,266	17,821	18,724	18,534	20,042	18,793	18,688	19,411	19,107	17,529	15,994	14,384		15,083	15,112	15,321	15,971	13,597	13,551	13,382	12,107	12,500	11,584	11,810	11,755	10,849	10,590	11,259	11,796	11,579	11,858	11,772	11,385	11,695	11,161	11,761	12,296	11,916	11,749	11,737	12,103	11,494	11,678	11,521	11,164	10,979	11,107	10,850	10,809	10,900	12,241	13,115	13,523	13,609	13,047	11,941	11,730	11,889	11,913	11,355	10,602	10,529	10,662	10,761	10,624	10,621	10,000
PIMCO INDEX: ICE BofA U.S. Inflation-Linked Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Inflation-Linked Treasury Index
Account Value	$ 13,014	12,886	12,968	12,968	12,882	12,601	12,441	12,651	12,591	12,823	12,633	12,534	12,311	12,214	12,006	12,201	12,115	12,245	12,199	11,901	11,585	11,674	11,907	12,021	12,008		12,044		12,198	12,182	11,837	12,007		11,776	11,900	11,672	11,532	12,380	12,726	12,180		12,592	12,735	13,055	13,284	13,160	13,469	13,448	13,290	13,145		13,248	13,266	12,914	12,811	12,661	12,473	12,508	12,745	12,706	12,565	12,410	12,500	12,540	12,428	12,131	12,002	11,941	11,630	11,786	11,665	11,393		11,356	11,341	11,307	11,483	11,188	11,148	11,059	10,865	10,828	10,619	10,626	10,474	10,417	10,367	10,528	10,652	10,573	10,626	10,582	10,537	10,544	10,427	10,540	10,634	10,527	10,506	10,483	10,556	10,434	10,386	10,490	10,488	10,426	10,436	10,376	10,291	10,306	10,516	10,570	10,513	10,559	10,464	10,238	10,308	10,275	10,092	9,964	9,815	9,899	9,906	9,873	9,946	10,023	10,000
PIMCO INDEX: ICE BofA 1-3 Year U.S. Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 11,728	11,658	11,683	11,592	11,538	11,459	11,410	11,383	11,350	11,417	11,326	11,225	11,098	11,034	10,959	10,995	10,959	11,004	10,962	10,841	10,732	10,696	10,697	10,655	10,617		10,669		10,706	10,678	10,510	10,587		10,515	10,493	10,428	10,438	10,563	10,639	10,604		10,665	10,607	10,657	10,801	10,842	10,913	10,940	10,938	10,971		10,982	10,983	10,965	10,982	10,974	10,969	10,967	10,976	10,974	10,969	10,964	10,968	10,965	10,968	10,957	10,954	10,947	10,942	10,794	10,701	10,644		10,621	10,624	10,590	10,601	10,516	10,529	10,475	10,401	10,380	10,317	10,306	10,279	10,198	10,163	10,147	10,159	10,127	10,128	10,126	10,090	10,105	10,085	10,089	10,118	10,117	10,138	10,144	10,160	10,141	10,120	10,128	10,116	10,102	10,099	10,088	10,076	10,073	10,113	10,120	10,108	10,125	10,131	10,070	10,081	10,077	10,060	10,048	9,987	9,997	10,021	10,031	10,001	10,005	10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Account Value	$ 11,598	11,556	11,514	11,472	11,430	11,391	11,347	11,303	11,258	11,210	11,161	11,110	11,058	11,009	10,958	10,909	10,858	10,811	10,761	10,711	10,662	10,612	10,564	10,515	10,468		10,423		10,379	10,338	10,297	10,261		10,224	10,189	10,160	10,135	10,115	10,100	10,090		10,083	10,078	10,075	10,074	10,073	10,072	10,072	10,072	10,071		10,071	10,071	10,070	10,070	10,070	10,070	10,069	10,068	10,068	10,067	10,066	10,065	10,064	10,063	10,062	10,061	10,057	10,048	10,036	10,023	10,010	$ 10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Account Value	$ 12,205	12,161	12,116	12,073	12,028	11,988	11,942	11,895	11,848	11,797	11,745	11,691	11,637	11,585	11,532	11,480	11,427	11,378	11,325	11,272	11,220	11,168	11,118	11,066	11,016		10,969		10,923	10,880	10,836	10,799		10,759	10,723	10,692	10,666	10,645	10,629	10,618		10,611	10,606	10,603	10,601	10,600	10,600	10,599	10,599	10,599		10,598	10,598	10,598	10,597	10,597	10,597	10,596	10,596	10,595	10,594	10,593	10,592	10,591	10,590	10,589	10,588	10,583	10,575	10,561	10,548	10,534		10,519	10,503	10,485	10,467	10,448	10,427	10,406	10,384	10,363	10,342	10,323	10,302	10,281	10,262	10,244	10,227	10,209	10,193	10,177	10,162	10,149	10,135	10,124	10,113	10,103	10,094	10,085	10,076	10,068	10,059	10,052	10,046	10,041	10,037	10,033	10,029	10,026	10,023	10,021	10,018	10,016	10,014	10,012	10,010	10,007	10,005	10,003	10,002	10,001	10,001	10,001	10,000	10,000	10,000
PIMCO INDEX: Bloomberg 1-15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Account Value	$ 12,351	12,257	12,189	12,264	12,421	12,300	12,217	12,341	12,191	12,348	12,248	12,140	12,034	11,880	11,951	12,075	12,076	12,064	12,110	11,885	11,337	11,384	11,646	11,764	11,718		11,631		11,734	11,767	11,543	11,764		11,505	11,452	11,064	11,106	11,454	11,655	11,401		11,498	11,338	11,581	11,897	11,934	12,233	12,216	12,151	12,187		12,262	12,287	12,198	12,182	12,165	12,089	12,032	12,186	12,128	12,071	11,939	11,969	11,959	11,999	11,833	11,765	11,441	11,523	11,869	11,758	11,580		11,544	11,517	11,487	11,581	11,448	11,359	11,312	11,176	11,153	11,025	10,972	10,880	10,761	10,653	10,697	10,756	10,737	10,703	10,684	10,585	10,613	10,590	10,617	10,711	10,623	10,710	10,694	10,744	10,674	10,596	10,637	10,499	10,425	10,407	10,338	10,266	10,167	10,506	10,592	10,630	10,626	10,612	10,482	10,478	10,415	10,405	10,387	10,265	10,211	10,190	10,151	10,080	10,061	10,000
PIMCO INDEX: ICE BofA US Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Corporate Index
Account Value	$ 13,445	13,205	13,205	13,208	13,245	12,982	12,904	13,137	12,982	13,280	13,055	12,858	12,562	12,482	12,255	12,547	12,400	12,576	12,557	12,069	11,424	11,636	11,929	12,011	11,959		11,925		12,085	11,984	11,684	12,035		11,584	11,609	11,065	11,189	11,794	12,109	11,760		12,068	11,993	12,631	12,985	13,263	13,680	13,714	13,711	13,686		13,824	13,856	13,675	13,449	13,372	13,223	13,457	13,677	13,822	13,758	13,386	13,415	13,442	13,619	13,204	12,938	12,706	12,118	13,048	12,898	12,577		12,537	12,510	12,434	12,512	12,143	12,064	11,793	11,626	11,562	11,281	11,240	11,010	10,847	10,868	11,016	11,052	10,993	10,912	10,971	10,922	11,016	10,992	11,159	11,263	11,168	11,183	11,138	11,164	11,070	10,988	10,961	10,835	10,728	10,741	10,621	10,578	10,512	10,802	10,892	10,923	10,893	10,738	10,509	10,515	10,374	10,100	10,026	9,983	10,070	10,093	10,039	9,986	10,054	10,000
PIMCO INDEX: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 10,966	10,708	10,770	11,314	10,886	10,802	10,391	10,286	10,245	10,438	9,954	9,949	10,368	10,530	10,348	10,077	9,754	9,900	9,861	10,133	10,367	10,339	10,412	10,492	9,874		9,491	$ 10,000
PIMCO INDEX: Bloomberg U.S. MBS Fixed-Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. MBS Fixed-Rate Index
Account Value	$ 11,376	11,177	11,280	11,248	11,250	10,970	10,914	11,097	10,951	11,270	11,138	10,961	10,680	10,556	10,349	10,672	10,560	10,735	10,785	10,339	9,827	10,034	10,365	10,451	10,458		10,503		10,581	10,526	10,325	10,605		10,267	10,312	9,909	10,052	10,586	10,961	10,620		10,793	10,675	11,063	11,358	11,469	11,642	11,652	11,663	11,685		11,728	11,747	11,674	11,679	11,699	11,635	11,695	11,774	11,765	11,739	11,731	11,736	11,748	11,744	11,723	11,734	11,719	11,645	11,523	11,405	11,326		11,295	11,286	11,246	11,238	11,139	11,094	11,014	10,874	10,880	10,724	10,734	10,650	10,460	10,366	10,432	10,497	10,433	10,445	10,439	10,367	10,419	10,353	10,422	10,545	10,511	10,526	10,529	10,553	10,476	10,429	10,471	10,406	10,339	10,336	10,287	10,290	10,291	10,471	10,498	10,469	10,457	10,436	10,352	10,338	10,321	10,291	10,253	10,121	10,124	10,138	10,131	10,072	10,063	10,000
PIMCO INDEX: ICE BofA US All Capital Securities
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US All Capital Securities Index
Account Value	$ 11,507	11,317	11,187	11,299	11,430	11,307	11,234	11,385	11,334	11,422	11,155	10,872	10,767	10,699	10,494	10,714	10,606	10,516	10,249	9,932	9,337	9,627	9,737	9,801	9,646		9,551		9,664	9,518	9,992	10,188	$ 10,000
PIMCO INDEX: iBoxx USD Liquid Leveraged Loans Index
Account Value [Line Items]
Line Graph and Table Measure Name	iBoxx USD Liquid Leveraged Loans Index
Account Value	$ 12,528	12,423	12,267	12,240	12,303	12,330	12,253	12,215	12,082	11,971	11,915	11,842	11,739	11,714	11,623	11,544	11,437	11,312	11,298	11,115	10,996	11,020	10,954	10,848	10,725		10,492		10,555	10,437	10,399	10,370		10,104	10,032	9,934	9,794	10,039	9,935	9,661	$ 10,000
PIMCO INDEX: FTSE 3-Month Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month Treasury Bill Index
Account Value	$ 11,094	11,054	11,013	10,974	10,933	10,896	10,854	10,812	10,769	10,722	10,676	10,627	10,577	10,530	10,481	10,435	10,386	10,342	10,293	10,245	10,199	10,151	10,105	10,058	10,013	$ 10,000
PIMCO INDEX: Bloomberg 1-Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-Year Municipal Bond Index
Account Value	$ 11,565	$ 11,506	$ 11,451	$ 11,471	$ 11,459	$ 11,411	$ 11,352	$ 11,355	$ 11,310	$ 11,338	$ 11,303	$ 11,229	$ 11,156	$ 11,093	$ 11,066	$ 11,065	$ 11,066	$ 11,049	$ 11,052	$ 10,988	$ 10,831	$ 10,802	$ 10,846	$ 10,835	$ 10,811		$ 10,760		$ 10,772	$ 10,803	$ 10,688	$ 10,780		$ 10,690	$ 10,695	$ 10,573	$ 10,560	$ 10,651	$ 10,736	$ 10,679		$ 10,676	$ 10,595	$ 10,638	$ 10,727	$ 10,741	$ 10,812	$ 10,813	$ 10,810	$ 10,813		$ 10,824	$ 10,826	$ 10,812	$ 10,813	$ 10,809	$ 10,801	$ 10,793	$ 10,797	$ 10,779	$ 10,770	$ 10,756	$ 10,765	$ 10,757	$ 10,755	$ 10,728	$ 10,728	$ 10,623	$ 10,599	$ 10,652	$ 10,630	$ 10,593		$ 10,577	$ 10,559	$ 10,529	$ 10,551	$ 10,536	$ 10,501	$ 10,469	$ 10,430	$ 10,422	$ 10,394	$ 10,371	$ 10,338	$ 10,300	$ 10,267	$ 10,258	$ 10,278	$ 10,282	$ 10,260	$ 10,224	$ 10,191	$ 10,200	$ 10,208	$ 10,190	$ 10,162	$ 10,155	$ 10,201	$ 10,200	$ 10,212	$ 10,189	$ 10,165	$ 10,174	$ 10,155	$ 10,139	$ 10,139	$ 10,105	$ 10,069	$ 10,049	$ 10,093	$ 10,086	$ 10,107	$ 10,123	$ 10,105	$ 10,087	$ 10,082	$ 10,071	$ 10,085	$ 10,069	$ 10,039	$ 10,040	$ 10,053	$ 10,043	$ 10,030	$ 10,014	$ 10,000